Note 3. Business Acquisitions (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Aug. 23, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 19, 2016
Total Revenues			$ 1,042,237	$ 349,161			$ 2,550,060	$ 358,861	$ 722,912	$ 43,874
Goodwill			7,917,853	$ 3,742,465			$ 7,917,853	$ 3,742,465	4,389,664	0
Maximum
Property, Plant and Equipment, Useful Life							15 years
Minimum
Property, Plant and Equipment, Useful Life							2 years
Jag, Inc.
Business acquisition gross purchase price			6,954,246				$ 6,954,246
Amortization of Intangible Assets					$ 0		186,724
Total Revenues							1,003,665
Intangible Assets Acquired							3,515,229
Goodwill			2,072,038				2,072,038
Jag, Inc. | Escrowed Funds
Business acquisition gross purchase price			687,500				687,500
Jag, Inc. | Customer Relationships
Intangible Assets Acquired							694,400
Jag, Inc. | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired							589,491
Jag, Inc. | Noncompetition Agreements
Intangible Assets Acquired							104,300
Jag, Inc. | Easements
Intangible Assets Acquired							55,000
The Warnock Agency
Amortization of Intangible Assets						$ 0	117,517
Total Revenues							276,850
Intangible Assets Acquired							1,244,675
Goodwill			592,325				592,325
The Warnock Agency | Insurance Contracts and Licenses
Intangible Assets Acquired							281,500
The Warnock Agency | Internet Domain Names
Intangible Assets Acquired							78,050
The Warnock Agency | Proprietary Software and Bond Form Library
Intangible Assets Acquired							292,800
Kelley Outdoor Media LLC
Business acquisition gross purchase price			2,021,885				2,021,885
Amortization of Intangible Assets						$ 0	49,086
Total Revenues							114,281
Intangible Assets Acquired							1,237,100
Goodwill			777,605				777,605
Decrease in amortization expense							(7,919)
Kelley Outdoor Media LLC | Scenario, Previously Reported
Goodwill			492,450				492,450
Kelley Outdoor Media LLC | Customer Relationships
Intangible Assets Acquired							427,731
Kelley Outdoor Media LLC | Customer Relationships | Scenario, Previously Reported
Intangible Assets Acquired							712,886
Kelley Outdoor Media LLC | Noncompetition Agreements
Intangible Assets Acquired							15,164
Kelley Outdoor Media LLC | Permits
Intangible Assets Acquired							16,600
Rose City Outdoor
Business acquisition gross purchase price			$ 287,321				$ 287,321
United Casualty and Surety Insurance Company
Business acquisition gross purchase price											$ 13,000,000
Bell Media LLC Asset Purchase Agreement
Business acquisition gross purchase price									6,700,000
Amortization of Intangible Assets									72,042	0
Total Revenues									597,309
Intangible Assets Acquired									3,215,904
Goodwill									2,747,904
Deferred payment until approvals for LMA to assume certain land leases were obtained									300,000
Net earnings credited to the gross purchase price as an adjustment of the purchase price	$ 15,396
Bell Media LLC Asset Purchase Agreement | Customer Relationships
Intangible Assets Acquired									170,000
Bell Media LLC Asset Purchase Agreement | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired									200,000
Fair Outdoor, LLC Purchase Agreement
Business acquisition gross purchase price									2,000,000
Amortization of Intangible Assets									76,654	0
Total Revenues									85,853
Intangible Assets Acquired									1,575,061
Goodwill									986,561
Net earnings credited to the gross purchase price as an adjustment of the purchase price		$ 13,939
Business Acquisition, Purchase Price Adjustment Amount		$ 54,939
Fair Outdoor, LLC Purchase Agreement | Customer Relationships
Intangible Assets Acquired									536,300
Fair Outdoor, LLC Purchase Agreement | Permits
Intangible Assets Acquired									52,200
I-85 Advertising, LLC
Business acquisition gross purchase price									1,300,000
Amortization of Intangible Assets									1,740	0
Total Revenues									30,050
Intangible Assets Acquired									707,400
Goodwill									644,200
Net earnings credited to the gross purchase price as an adjustment of the purchase price										$ 5,100
I-85 Advertising, LLC | Easements
Intangible Assets Acquired									11,000
I-85 Advertising, LLC | Permits
Intangible Assets Acquired									$ 52,200